Financial Risk Management - Maximum Exposure to Credit Risk before Collateral Held or Other Credit Enhancements (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk before collateral held or other credit enhancements	¥ 275,183,835	¥ 258,074,479
Deposits with banks [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk before collateral held or other credit enhancements	61,626,567	56,700,489
Call loans and bills bought [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk before collateral held or other credit enhancements	898,256	2,465,745
Reverse repurchase agreements and cash collateral on securities borrowed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk before collateral held or other credit enhancements	13,745,996	10,345,994
Trading assets [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk before collateral held or other credit enhancements	2,545,703	2,480,903
Derivatives [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk before collateral held or other credit enhancements	6,279,801	3,382,574
Financial assets at fair value through profit or loss [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk before collateral held or other credit enhancements	1,454,387	2,620,686
Debt investment securities at amortized cost [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk before collateral held or other credit enhancements	320,771	318,914
Available-for-sale financial assets [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk before collateral held or other credit enhancements	18,054,164	13,333,221
Loans and advances [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk before collateral held or other credit enhancements	94,671,818	90,682,938
Other financial asset [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk before collateral held or other credit enhancements	4,229,678	3,609,129
Loan commitments [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk before collateral held or other credit enhancements	62,151,698	62,724,820
Financial guarantees and other credit-related contingent liabilities [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk before collateral held or other credit enhancements	¥ 9,204,996	¥ 9,409,066